Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Fidelity National Financial Group 401(k) Profit Sharing Plan (the "Plan") provides only general information. Participants should refer to the plan document for a more complete description of the Plan's provisions.
(a) General
The Plan is a defined contribution plan covering all employees of Fidelity National Financial, Inc. ("we", the "Company" or "FNF") and its Affiliated and Related Companies, who have attained age 18, have completed 90 days days of service, and have elected to participate in the Plan. Affiliated Companies are defined as members of a controlled group of corporations or other entities that are under common control. Related Companies, while related, are not considered members of a controlled group of corporations or other entities that are under common control. Temporary, seasonal and part-time employees who have not completed at least 1,000 hours of service are not eligible to participate in the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA").
The Plan and its related trust are intended to qualify as a profit-sharing plan and trust under section 401(a) and 501(a) of the Internal Revenue Code ("IRC"), with a cash or deferred arrangement within the meaning of section 401(k) of the IRC.
(b) Administration
During the years ended December 31, 2025 and 2024, the trustee of the Plan was Principal Financial Group ("Principal"). Principal also performed participant recordkeeping and other administrative duties for the Plan as trustee. The Administrative Committee of the FNF Board of Directors oversees the Plan's operations.
(c) Plan Mergers
There were no participant loans transferred into or out of the Plan in 2025 and 2024. There were no mergers into the Plan during 2025 or 2024.
(d) Contributions
During 2025 and 2024, participants could generally contribute up to 40% of their pretax annual compensation, as defined in the Plan. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution retirement plans, as well as direct rollovers from individual retirement accounts or annuities. Participants direct the investment of their contributions into various investment options offered by the Plan with the exception of two frozen stock funds described below. As of December 31, 2025, the Plan offered eighteen common /collective trust funds, two corporate bond funds, five mutual funds, one common stock fund which invests solely in Company stock, and two frozen common stock funds which invest in outside companies as investment options for participants. During the year ended December 31, 2025, the Plan had an employer match on the 401(k) plan whereby the Company matched $0.50 on each $1.00 contributed up to the first 6% of eligible earnings contributed to the Plan. The employer match for the years ending December 31, 2025 and 2024 was $50,272,322 and $46,518,234, respectively. The employer match is allocated to participants based on their chosen asset allocation. At the option of the Company's board of directors, discretionary contributions may also be made by the Company. No discretionary contributions were made by the Company during the Plan years ended December 31, 2025 and 2024. All Company contributions are participant directed. Contributions are subject to certain limitations established by the Internal Revenue Service.
(e) Participant Accounts
Each participant's account is credited with the participant's contribution, the Company's contribution as applicable, and an allocation of plan earnings and charged with an allocation of plan losses, if any. Allocations are based on participant earnings or account balances, as defined. Additionally, each participant's account is charged with trustee/custodian fees, record keeping fees, and is updated to reflect benefit payments, when applicable. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
(f) Vesting
Participants are immediately vested in their contributions plus actual earnings thereon. Vesting in the Company's matching and discretionary contribution portion of their accounts plus actual earnings thereon, is based on years of service as follows:

Number of years of service	Vested Percentage
Less than 1 year	—%
1 year	34%
2 years	67%
3 years or more	100%
(g) Notes Receivable from Participants
Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 reduced by the highest outstanding loan balance during the preceding 12 months, or 50% of their vested account balance. Loan terms range from one to five years or up to ten years for the purchase of a primary residence. The loans are secured by the balance in the participant's account. Interest rates range from 4.25% to 9.50% on loans outstanding as of December 31, 2025 and 2024. Principal and interest is paid ratably through payroll deductions.
(h) Payment of Benefits
Upon retirement, termination of service, disability, or the attainment of age 59 1/2, a participant may receive all or part of the value of the participant's vested interest in his or her account as a lump-sum distribution. Upon death of a participant, the balance of the participant's vested interest in his or her account will be distributed in a lump sum to the participant's beneficiary. Certain other withdrawals are allowed by the Plan under very limited circumstances as described in the plan document.
(i) Forfeited Accounts
Forfeitures may be allocated to current participants' accounts, or may be used to restore the accounts of former participants, pay administrative expenses of the Plan if not paid by the plan sponsor, or reduce future Company contributions. As of December 31, 2025 and 2024, forfeited nonvested accounts totaled $1,174,066 and $1,334,819, respectively, all of which were used by the Plan to reduce Company contributions in the respective years.
(j) Administrative Expenses
Administrative expenses of the Plan that are not paid by the plan sponsor are paid by the Plan. Certain administrative functions are performed by employees of the Company. No such employee receives compensation from the Plan. Expenses relating to specific participant transactions (notes receivable and distributions) are charged directly to the participant’s account. Refer to footnote 1(e) for further discussion of expenses charged to participant accounts.